Fair Value - Level 3 Fair Value Measurements (Details)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	22.81	13.77
Weighted average exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	17.31	17.32
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.1	2.8
Term | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		5.0
Term | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		5.0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.734	0.706
Expected volatility | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.75
Expected volatility | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.75
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.045	0.008
Risk-free interest rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0412
Risk-free interest rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0475
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0
Expected dividend yield | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0
Expected dividend yield | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0
Probability weighting | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.61
Probability weighting | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.39
Probability weighting | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.61
Probability weighting | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.39
Interest rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0399
Interest rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0399
Time to conversion | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.1
Time to conversion | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.8
Time to conversion | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.1
Time to conversion | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.8
Liquidity price | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		1
Liquidity price | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.90
Discount rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.247
Discount rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.247